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    FIRST INVESTORS SINGLE PAYMENT AND PERIODIC PAYMENT PLANS
                        FOR INVESTMENT IN
              FIRST INVESTORS GOVERNMENT FUND, INC.

    FIRST INVESTORS SINGLE PAYMENT AND PERIODIC PAYMENT PLANS
                FOR THE ACCUMULATION OF SHARES OF
                FIRST INVESTORS GLOBAL FUND, INC.

    FIRST INVESTORS SINGLE PAYMENT AND PERIODIC PAYMENT PLANS
                        FOR INVESTMENT IN
          FIRST INVESTORS INSURED TAX EXEMPT FUND, INC.

          SUPPLEMENT TO PROSPECTUS DATED APRIL 29, 1996


The following sentence replaces the second sentence of the fourth paragraph under the heading "Sponsor and Underwriter:"

"In addition, the Sponsor is responsible for the performance of certain special administrative services, specifically: causing the mailing to Planholders of prospectuses, when applicable, annual and semiannual reports of the Fund, and required dividend and tax notices; and causing an independent annual audit of the records of the Custodian and the preparation and filing of required tax returns."

                                                  October 7, 1996
FIPPS 002